Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,261,993)	$ (4,897,518)	$ (7,532,533)	$ (4,255,033)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	9,353	4,261	5,681	10,124
Accrued stock compensation to employees	6,630	104,100	19,340	19,400
Accrued stock compensation to nonemployees	12,750	55,280	61,030	64,020
Increase or decrease in:
Accounts receivable	57,925	44,302	(63,385)	(23,184)
Inventory	(178,694)	32,420	160,636	42,540
Prepaid clinical expenses	(492,284)	(217,395)	(612,161)
Prepaid insurance and services	52,987	(2,519)	(118,884)	42,661
Other	412	1,208	2,162
Accounts payable and accrued expenses	1,314,076	506,383	1,119,033	898,882
Total adjustments	783,155	528,040	943,046	1,066,593
NET CASH USED IN OPERATING ACTIVITIES	(5,478,838)	(4,369,478)	(6,589,487)	(3,188,440)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of furniture and equipment	(53,127)	(1,324)	(1,324)	(2,959)
Proceeds from mortgage note receivable	25,868	27,943	37,456	35,899
NET CASH PROVIDED BY INVESTING ACTIVITIES	(27,259)	26,619	36,132	32,940
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from PPP loan	158,524
Collection of stock subscription receivable		130,062	130,062
Proceeds from sale of common stock, preferred stock and warrants, net of issuance costs	4,801,478	6,989,600	6,989,600	4,101,939
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,960,002	7,119,662	7,119,662	4,101,939
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(546,095)	2,776,803
CASH AND CASH EQUIVALENTS, beginning of period	2,783,719	2,217,412	2,217,412
CASH AND CASH EQUIVALENTS, end of period	2,237,624	4,994,215	2,783,719	2,217,412
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	224
Cash paid for income taxes
NONCASH INVESTING AND FINANCING ACTIVITIES
Capitalization of right-to-use asset and lease liability		$ 56,476	$ 68,022